UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

May 31, 2009

1.832123.103

CSI-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.9%
	Principal Amount	Value
California - 92.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 201,447
Alameda County Ctfs. of Prtn. Series 2001 A, 5.375% 12/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	170,000	171,841
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	25,000	28,315
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,039,020
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	172,805
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	440,911
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	469,043
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	524,810
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,008,350
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	253,739
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	840,000	859,841
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	186,943
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	141,624
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	355,000	375,001
5% 2/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	100,000	107,924
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J2, 7% 12/1/12	2,600,000	3,072,394
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	83,535
Series Q, 6% 12/1/09	40,000	41,040
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,242,257
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,000,000	1,120,680
5.25% 5/1/12	135,000	147,026
5.25% 5/1/12 (FSA Insured)	605,000	661,586
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,372,750
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A: - continued
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 1,170,000	$ 1,319,538
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,225,000	1,381,567
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,115,000	12,535,594
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,000,000	1,126,270
5.5% 5/1/10	220,000	229,594
5.5% 5/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,050,000	1,124,697
5.5% 5/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,295,000	2,515,550
5.5% 5/1/13 (AMBAC Insured)	615,000	671,291
5.5% 5/1/15	2,000,000	2,157,840
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	3,070,000	3,473,337
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,000,000	4,547,800
6% 5/1/13	1,460,000	1,616,162
Series 2005 F3, 5% 5/1/21	1,445,000	1,522,452
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	126,982
5.5% 12/1/09 (AMBAC Insured)	100,000	102,405
California Econ. Recovery:
Series 2004 A:
5% 7/1/09	740,000	742,435
5% 7/1/10	350,000	364,196
5% 7/1/12	1,065,000	1,142,394
5% 7/1/15	1,635,000	1,745,788
5.25% 1/1/11	1,155,000	1,214,841
5.25% 7/1/12	4,475,000	4,833,134
5.25% 7/1/12 (FGIC Insured)	415,000	448,212
5.25% 7/1/13	5,410,000	5,884,619
5.25% 7/1/13	605,000	658,077
5.25% 7/1/14	610,000	664,284
5.25% 7/1/14	1,440,000	1,568,146
Series 2008 A:
5% 7/1/09	1,300,000	1,304,277
5% 1/1/10	3,000,000	3,070,710
Series 2008 B:
4%, tender 3/1/10 (b)	2,000,000	2,036,100
5%, tender 3/1/10 (b)	2,000,000	2,050,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2008 B: - continued
5%, tender 3/1/11 (b)	$ 5,640,000	$ 5,933,449
Series 2008 B4, 5%, tender 7/1/10 (b)	4,400,000	4,549,556
Series 2008 B7, 5%, tender 7/1/11 (b)	735,000	774,256
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,209,479
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	556,475
5% 4/1/16	400,000	445,648
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,671,723
(Univ. of Southern California Proj.) Series 2005 C, 5% 10/1/33 (Pre-Refunded to 10/1/15 @ 100) (c)	5,000,000	5,816,200
California Gen. Oblig.:
0% 4/1/11	15,000	14,270
4% 8/1/13	1,000,000	1,036,430
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	21,009
5% 2/1/10	175,000	179,151
5% 2/1/10	115,000	117,728
5% 2/1/10	100,000	102,372
5% 3/1/10	65,000	66,736
5% 6/1/10	75,000	77,672
5% 5/1/11	95,000	100,500
5% 6/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	60,000	63,623
5% 9/1/11	2,085,000	2,224,883
5% 2/1/12	260,000	276,073
5% 2/1/12	120,000	127,418
5% 2/1/12	110,000	117,385
5% 3/1/12	1,425,000	1,515,744
5% 4/1/12	125,000	133,194
5% 10/1/12	2,000,000	2,151,340
5% 2/1/13	4,555,000	4,860,322
5% 2/1/13	175,000	186,730
5% 6/1/13	1,000,000	1,072,810
5% 10/1/13	50,000	53,061
5% 11/1/13	1,000,000	1,078,170
5% 3/1/14	3,675,000	3,917,183
5% 8/1/14	4,000,000	4,282,840
5% 11/1/14	7,425,000	7,961,902
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	1,085,000	1,191,753
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100) (c)	3,000,000	3,415,770
5.25% 10/1/12	110,000	119,195
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	83,536
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/13	$ 185,000	$ 201,141
5.25% 2/1/14 (FSA Insured)	270,000	290,520
5.25% 2/1/15	40,000	42,321
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	79,502
5.25% 2/1/16	1,000,000	1,039,360
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,079
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,888
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,899
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,309,620
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (c)	2,310,000	2,667,611
5.5% 4/1/11	45,000	47,895
5.75% 10/1/10	60,000	63,191
5.75% 2/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	20,000	21,253
5.75% 10/1/11	170,000	184,668
5.75% 11/1/11	100,000	108,832
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	78,593
6% 9/1/09	110,000	111,287
6% 10/1/09 (FGIC Insured)	40,000	40,601
6.25% 9/1/09	85,000	86,046
6.25% 9/1/12	470,000	499,384
7% 10/1/09	10,000	10,190
10% 9/1/09	85,000	86,799
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,000,000	1,044,300
5% 3/1/14	2,000,000	2,077,640
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	277,197
Series 2005 G, 5% 7/1/09	985,000	987,344
Series 2008 H, 5.125% 7/1/22	1,000,000	990,460
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,740,341
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/09	100,000	100,988
5% 11/15/14	50,000	52,576
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	814,170
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,047,960
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	$ 2,310,000	$ 2,333,077
(Sutter Health Proj.) Series 2008 A:
5% 8/15/09	1,000,000	1,007,040
5% 8/15/12	2,000,000	2,141,940
5.5% 8/15/16	1,000,000	1,102,180
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	84,817
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	146,397
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	6,074,224
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,654,550
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,809,433
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	1,500,000	1,500,495
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
4% 12/1/09	100,000	101,053
4% 12/1/10	100,000	102,885
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	4,044,096
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,844,954
Series 2004 A, 4%, tender 12/1/11 (b)	1,320,000	1,398,830
Series 2007 A3, 2.25%, tender 4/2/12 (b)	2,000,000	2,009,260
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	49,559
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	386,002
5% 4/1/14	200,000	216,628
California Muni. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2009 A, 4.905%, tender 2/1/10 (b)	1,000,000	1,005,010
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5% 1/1/10 (AMBAC Insured)	$ 130,000	$ 132,774
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/10	550,000	563,530
5% 6/1/11	375,000	389,415
5.25% 6/1/12	1,420,000	1,482,665
5.25% 6/1/13	3,550,000	3,712,306
5.25% 6/1/14	70,000	73,184
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,807,343
Series 2007 F, 4% 11/1/13	165,000	168,409
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	41,990
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	1,700,000	1,806,165
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	103,798
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	105,567
5.5% 6/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	50,000	52,784
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	150,000	154,868
Series C, 5.2% 12/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	135,000	137,580
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	341,921
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	982,077
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	112,405
(Lassen County, Susanville State Prison Proj.) Series 2001 A, 5.25% 6/1/10 (AMBAC Insured)	50,000	51,804
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	651,730
5% 4/1/14	1,270,000	1,320,660
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	54,351
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	264,105
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 2,000,000	$ 2,137,660
Series A, 5.5% 6/1/14	155,000	166,422
Series B:
5.55% 6/1/10	100,000	104,818
5.55% 6/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	250,000	259,755
Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,490,000	1,634,828
Series 2007 F, 4% 11/1/12	110,000	113,467
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre- Refunded to 6/1/11 @ 100) (c)	40,000	43,398
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	43,184
Series 2007 C, 5% 11/1/10 (FSA Insured)	1,005,000	1,054,928
Series 2009 A:
5% 11/1/15	1,000,000	1,101,730
5% 11/1/16	1,485,000	1,636,396
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	40,191
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	991,220
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	1,982,440
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series 2005 F:
5% 7/1/09	375,000	375,094
5% 7/1/10	1,545,000	1,547,178
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/09	500,000	502,580
5% 8/15/11	1,050,000	1,095,476
5.5% 8/15/14	1,435,000	1,536,455
Series 2008 B, 5% 8/15/15	60,000	62,659
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,000,000	1,005,060
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	3,750,000	3,737,925
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (b)	$ 375,000	$ 376,125
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,000,000	1,988,980
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	441,792
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	2,500,000	2,705,650
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	950,000	1,078,725
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	17,111
5% 10/1/13 (FSA Insured)	40,000	44,511
Carlsbad Unified School District Series 2009 B:
0% 5/1/10 (a)	150,000	147,665
0% 5/1/14 (a)	400,000	337,168
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	70,000	70,539
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,025,000	1,142,311
Cerritos Cmnty. College District Series 2004 C:
4% 8/1/10 (a)	200,000	206,908
4% 8/1/11 (a)	400,000	421,356
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	33,920
Chaffey Unified High School District:
Series 1998 B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	74,589
Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	20,000	21,867
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	40,000	40,000
5% 6/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,079,380
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	544,671
5% 9/1/10 (AMBAC Insured)	565,000	573,272
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	533,860
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	$ 45,000	$ 48,236
5% 8/1/12 (FSA Insured)	55,000	60,064
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,668
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	248,038
4% 5/1/12 (CIFG North America Insured)	300,000	311,013
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	393,636
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	415,728
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,077,840
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	35,000	34,650
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	95,160
Fresno Swr. Rev. Series A, 6% 9/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	100,000	101,123
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,135,167
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	855,050
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	226,174
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	62,665
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,383,357
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,692,268
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	120,362
Series 2007 A1, 5% 6/1/11	1,000,000	1,005,460
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,122,270
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	197,229
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,210,727
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	493,695
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 50,000	$ 54,031
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	192,175
Kern County High School District Series A, 6.3% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	75,000	79,073
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,600,463
Long Beach Unified School District Series A:
4% 8/1/14	2,335,000	2,482,572
5% 8/1/14	1,000,000	1,111,100
Los Angeles Cmnty. College District Series 2005 A, 5.25% 8/1/14 (FSA Insured)	4,000,000	4,514,920
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	94,565
(Disney Parking Proj.) 0% 3/1/14	20,000	16,628
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	39,106
Second Series 1999 A, 6% 7/1/09	200,000	200,834
Series 2005 B, 5% 7/1/09	45,000	45,157
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	109,757
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	35,000	37,956
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	115,588
5% 10/1/14 (FSA Insured)	25,000	28,086
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	65,000	67,376
Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	165,000	179,045
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 120,000	$ 129,736
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	25,000	27,479
5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,279,240
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	65,397
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	170,000	192,075
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	20,000	22,421
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	35,399
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 3.5% 9/1/09	525,000	528,633
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	35,000	36,454
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	84,464
Series 2002 E:
5% 7/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	55,000	55,191
5.5% 7/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	40,000	43,421
5.5% 7/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,300,000	1,405,586
Series 2003 F:
4.5% 7/1/13	3,000,000	3,232,380
5% 7/1/14	25,000	27,125
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	27,317
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	5,000,000	5,670,550
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,297,482
Series 1997 A, 6% 7/1/14	3,055,000	3,497,547
Series 2002, 5.75% 7/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,000,000	4,542,640
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 7/1/13 @ 100) (c)	5,785,000	6,560,826
Series 2007 E, 5% 7/1/10	1,865,000	1,948,254
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A, 5% 8/1/10 (Escrowed to Maturity) (c)	$ 60,000	$ 63,172
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,565,200
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	154,373
4% 7/1/13 (FSA Insured)	175,000	187,644
5% 7/1/14 (FSA Insured)	2,000,000	2,241,060
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,243
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	73,624
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	292,988
5.375% 7/1/12	1,000,000	1,089,090
Series 2003 A, 5% 7/1/13	35,000	39,384
Series 2004 B:
5% 7/1/10	90,000	94,178
5% 7/1/11	1,155,000	1,248,509
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,933
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	100,000	117,679
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	50,601
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (a)(b)	2,900,000	2,964,815
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	60,000	67,777
5% 8/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	35,000	39,055
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	730,000	723,613
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,419,579
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.):
Series 1993 A:
5.85% 7/1/10 (AMBAC Insured)	25,000	26,029
5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,413
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.): - continued
Series 2009 A, 5% 7/1/16	$ 1,940,000	$ 2,073,297
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,047,280
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,415,858
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) Series 2001, 5.25% 10/1/09 (AMBAC Insured)	50,000	50,613
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	60,000	64,549
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	20,000	21,443
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	144,827
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	150,000	160,677
6% 6/1/09 (Escrowed to Maturity) (c)	85,000	85,000
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	25,000	26,831
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	53,684
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	54,906
5% 11/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	35,000	36,865
Placentia Pub. Fing. Auth. Rev.:
2% 9/1/10 (a)	1,000,000	999,990
2.625% 9/1/11 (a)	750,000	750,390
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	54,612
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	108,215
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	68,090
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	30,878
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,956
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	85,000	92,867
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	$ 1,215,000	$ 1,183,021
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,400,000	4,249,206
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,225,000	1,251,460
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,564,065
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,246,404
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,872
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,112,600
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,055,550
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (b)	1,400,000	1,419,964
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,083,190
Sacramento City Fing. Auth. Rev.:
(Pub. Safety and Parking Impts. Proj.) Series 2002, 5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	148,429
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,017
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	141,686
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2004 A, 5% 12/1/35 (Pre-Refunded to 12/1/14 @ 100) (c)	6,950,000	8,021,968
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,070,330
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	240,604
5% 8/1/17	150,000	168,336
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	266,765
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	2,906,163
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	50,000	55,545
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 4.5% 5/15/14	$ 5,795,000	$ 6,197,521
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	200,000	213,722
5% 8/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,055,000	2,221,208
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,300,750
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,235,780
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,896,230
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,460
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	25,000	26,336
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	56,187
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	650,000	699,491
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,227
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	45,000	48,722
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,884
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	269,458
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	35,000	38,190
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,539,841
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	23,369
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	61,844
Municipal Bonds - continued
	Principal Amount	Value
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.):
Series 2004 A, 5% 8/15/11 (FGIC Insured)	$ 1,000,000	$ 1,049,860
Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	167,434
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	84,793
6.75% 7/1/12	30,000	33,631
6.75% 7/1/13	65,000	74,422
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	225,060
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	60,541
Series 2009 A, 5% 7/1/20	2,000,000	2,167,720
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	51,874
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	25,000	28,244
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,312
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	53,612
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre- Refunded to 6/1/11 @ 100) (c)	60,000	64,740
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,370,400
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,129,410
5.375% 8/1/22	1,750,000	1,918,560
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	35,000	35,442
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,905
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (c)(d)	10,000,000	10,204,800
Series 2009 O, 5% 5/15/17	1,000,000	1,126,950
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	124,108
5% 5/15/12 (AMBAC Insured)	100,000	109,758
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	$ 50,000	$ 52,650
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	394,575
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,250,000	1,265,338
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	35,312
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,881
		399,322,504
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/09	1,000,000	1,004,760
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	260,000	260,070
		1,264,830
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	225,000	225,416
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	337,795
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,227,883
Series 2002:
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,938,057
5.25% 7/1/10 (FGIC Insured)	170,000	173,568
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	258,458
6.5% 7/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	75,000	78,605
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,006,360
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	394,090
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	500,000
		6,140,232
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Rev. Series 2006:
4% 10/1/09 (FGIC Insured)	$ 350,000	$ 350,427
4% 10/1/10 (FGIC Insured)	580,000	567,832
		918,259
TOTAL MUNICIPAL BONDS (Cost $400,401,755)		407,645,825
Municipal Notes - 1.5%

California - 1.5%
California Gen. Oblig. 3% 6/2/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $6,300,000)	6,300,000	6,300,000
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $406,701,755)		413,945,825
NET OTHER ASSETS - 4.6%		20,073,566
NET ASSETS - 100%		$ 434,019,391
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,204,800 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	1/7/09	$ 10,334,900
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 413,945,825	$ -	$ 413,945,825	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $406,701,661. Net unrealized appreciation aggregated $7,244,164, of which $8,074,859 related to appreciated investment securities and $830,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2009

1.802197.105

CFL-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
California - 98.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 329
4.625% 8/1/17	405	344
5% 8/1/18	530	455
5% 8/1/19	555	468
5% 8/1/20	585	485
5% 8/1/23	1,940	1,515
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,720	711
0% 8/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,760	906
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,575	7,691
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,732
5% 12/1/20 (AMBAC Insured)	2,810	2,851
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,310	1,595
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,884
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,637
5.5% 4/1/26 (FSA Insured)	1,000	1,017
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,093
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	747
0% 9/1/22 (FSA Insured)	5,150	2,440
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,033
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,110
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,210
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,318
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	4,940
5% 8/1/17 (FGIC Insured)	5,030	4,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	$ 1,840	$ 1,924
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,129
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,302
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,411
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,241
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,865	3,300
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,085	1,151
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,099
0% 8/1/12 (AMBAC Insured)	2,800	2,552
0% 8/1/17 (AMBAC Insured)	1,000	710
0% 8/1/18 (AMBAC Insured)	2,000	1,330
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	863
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,052
5.5% 5/1/14 (AMBAC Insured)	8,135	8,836
5.5% 5/1/15	8,400	9,063
6% 5/1/13	2,320	2,568
6% 5/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	2,200
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,072
Series 2008 B4, 5%, tender 7/1/10 (c)	4,700	4,860
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,266
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,010
6% 3/1/38	1,000	1,007
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,423
5% 2/1/17	1,000	872
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,280	1,696
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	619
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 900	$ 940
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,125
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	153
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,749
4.5% 10/1/36	3,185	2,549
5% 3/1/15	2,230	2,375
5% 3/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500	2,607
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,800
5% 2/1/23	1,095	1,087
5% 2/1/26	1,500	1,455
5% 3/1/26	2,800	2,716
5% 6/1/26	2,600	2,522
5% 6/1/27 (AMBAC Insured)	2,800	2,691
5% 6/1/29	5,005	4,684
5% 2/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,800	2,570
5% 6/1/31	2,000	1,835
5% 12/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,850
5% 10/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	908
5% 8/1/33	3,400	3,059
5.125% 11/1/24	2,800	2,795
5.125% 2/1/26	2,800	2,755
5.25% 2/1/14	4,045	4,320
5.25% 10/1/14	140	141
5.25% 2/1/16	7,500	7,832
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,097
5.25% 2/1/20	6,805	6,947
5.25% 2/1/22	2,020	2,046
5.25% 2/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,490	5,465
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,733
5.25% 2/1/29	5,000	4,868
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	1,946
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,676
5.25% 12/1/33	105	99
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 3/1/38	$ 6,000	$ 5,580
5.375% 4/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,345	1,428
5.5% 5/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	100	103
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,806
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,133
6% 4/1/18	1,570	1,748
6% 4/1/38	9,500	9,783
6.5% 4/1/33	8,500	9,239
6.75% 8/1/12	1,100	1,236
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,040
Series 2008 H, 5.125% 7/1/22	3,000	2,971
Series 2008 L, 5.125% 7/1/22	3,000	2,968
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,449
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/14	1,485	1,561
5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	5,019
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,260	1,291
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,368
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,262
(Sutter Health Proj.) Series 2008 A:
5% 8/15/14	4,205	4,529
5% 8/15/15	4,500	4,819
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,942	3,645
Series 1983 B, 0% 8/1/15	75	41
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	320	313
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	990
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	$ 1,080	$ 1,071
5% 12/1/32	1,000	929
5% 12/1/42	3,000	2,718
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,039
5.25% 2/1/32 (AMBAC Insured)	6,295	6,349
Series 2005, 5% 10/1/33	7,235	7,268
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,118
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	4,335	4,373
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,250	4,714
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,029
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,021
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,254
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,715
5% 6/1/14	2,000	2,078
5.25% 6/1/24	5,400	5,242
5.25% 6/1/25	5,000	4,757
5.25% 6/1/30	4,000	3,615
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,495
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,867
Series 2006 G:
5% 11/1/20	1,825	1,843
5% 11/1/21	2,020	2,030
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,664
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	$ 2,485	$ 2,595
5.5% 6/1/15	1,000	1,052
5.5% 6/1/17	9,980	10,341
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,546
5% 11/1/16 (FGIC Insured)	2,000	2,040
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,139
5.5% 6/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,069
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C:
5.5% 6/1/13	4,200	4,462
5.5% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,775	4,922
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,384
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,414
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,436
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,742
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,742
5.125% 6/1/29	5,000	4,467
5.5% 6/1/19	2,000	2,037
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,083
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,221
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,016
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,677
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,523
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,165	5,179
5.25% 11/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500	3,621
Series 2006 E:
5% 10/1/23	2,410	2,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2006 E:
5.25% 10/1/21	$ 2,900	$ 3,058
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	1,310	1,340
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,386
5.5% 11/1/16 (AMBAC Insured)	1,500	1,635
Series 2009 A:
5.75% 11/1/25	3,675	4,020
5.75% 11/1/28	6,525	7,004
6% 11/1/40	7,240	7,649
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,895
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,404
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,586
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,861
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	897
Series 2005 G, 5.25% 7/1/13	1,475	1,456
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	130
5% 8/15/19	50	50
5.75% 8/15/38	3,000	2,838
6.25% 8/15/33	2,500	2,535
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	6,000	6,030
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (c)	2,750	2,735
Series 2007 A, 4.75% 4/1/33	2,000	1,697
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,608
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,550
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	5,000	4,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 4,125	$ 3,639
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,624
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.) Series 1999 A:
6% 7/1/09 (Escrowed to Maturity) (e)	155	156
6% 7/1/09 (Escrowed to Maturity) (e)	505	507
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,862
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15 (b)	1,000	799
0% 5/1/16 (b)	1,365	1,030
0% 5/1/17 (b)	1,155	820
0% 5/1/18 (b)	1,335	884
0% 5/1/19 (b)	1,000	615
0% 5/1/34 (a)(b)	5,300	2,876
0% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,700	1,333
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,672
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,042
5% 11/1/25 (AMBAC Insured)	3,820	3,977
5% 11/1/33 (AMBAC Insured)	5,000	4,937
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,295	3,089
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,232
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,545	1,723
5.5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,685	3,019
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) Series 1992, 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,627
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,545
5% 8/1/25 (FSA Insured)	1,435	1,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District Series A: - continued
5% 8/1/26 (FSA Insured)	$ 2,000	$ 2,043
5% 8/1/27 (FSA Insured)	1,785	1,800
5% 8/1/31 (FSA Insured)	5,000	4,863
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,600	5,410
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,296
0% 9/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,010	1,132
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,890	2,699
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	611
5% 9/1/12 (AMBAC Insured)	625	647
5% 9/1/13 (AMBAC Insured)	655	670
5% 9/1/14 (AMBAC Insured)	690	703
5% 9/1/15 (AMBAC Insured)	725	733
5% 9/1/18 (AMBAC Insured)	835	799
5% 9/1/20 (AMBAC Insured)	925	865
5% 9/1/22 (AMBAC Insured)	1,020	931
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,106
6% 3/1/20 (FSA Insured)	1,000	1,104
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,814
5% 4/1/12	4,210	4,255
5% 4/1/13	1,830	1,845
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,412
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,051
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,317
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,499
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	722
0% 10/1/25 (AMBAC Insured)	1,665	663
Encinitas Union School District Series 1996:
0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000	$ 553
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,772
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,059
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,065
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,315	734
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,430	1,961
0% 8/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,365	3,434
0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,425	3,859
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	2,320
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	24,070	16,871
Series 1999:
0% 1/15/27 (a)	4,000	3,038
0% 1/15/27 (Nat'l. Pub. Fin. Guar Corp. Insured) (a)	4,500	3,417
0% 1/15/29 (a)	4,000	2,951
5% 1/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,860	5,375
5.75% 1/15/40	8,155	6,255
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	739
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,250	1,285
5.75% 7/1/30 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,021
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,619
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,031
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	11,124
5% 6/1/45	2,775	2,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
4.5% 6/1/27	$ 2,855	$ 2,465
5% 6/1/11	1,470	1,478
5% 6/1/12	1,400	1,403
5% 6/1/13	1,000	994
5% 6/1/14	2,000	1,950
5% 6/1/15	1,000	955
5% 6/1/33	3,000	2,079
5.75% 6/1/47	5,000	3,323
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,750	1,846
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,468
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Fin Guar Corp. Insured)	555	592
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,863
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,609
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,399
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,790
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,032
6% 5/15/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,500	3,710
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	6,505	6,274
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,000	2,041
5% 5/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,014
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series 2005 A:
5% 5/15/22 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	$ 2,735	$ 2,584
Long Beach Unified School District Series A, 5.75% 8/1/33	2,800	2,954
Los Angeles Cmnty. College District:
Series 2007 A:
5% 8/1/19 (FGIC Insured)	1,680	1,817
5% 8/1/20 (FGIC Insured)	2,415	2,583
5% 8/1/32	10,000	9,945
Series 2008 A, 6% 8/1/33	10,000	10,747
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,779
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,101
(Disney Parking Proj.):
0% 3/1/10	2,000	1,969
0% 3/1/11	1,950	1,861
0% 3/1/12	2,180	1,990
0% 3/1/13	6,490	5,660
0% 9/1/14 (AMBAC Insured)	3,860	3,182
0% 3/1/18	3,000	1,960
0% 3/1/19	3,200	1,955
0% 3/1/20	1,000	570
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,159
5.375% 9/1/17 (FSA Insured)	1,095	1,196
5.375% 9/1/18 (FSA Insured)	1,155	1,252
5.375% 9/1/19 (FSA Insured)	1,210	1,307
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,730
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,122
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,041
5% 5/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,990	4,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	$ 1,410	$ 1,416
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	14,779
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,483
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	6,265	6,457
7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	14,307
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,520
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,196
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,601
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,422
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500	3,067
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100	535
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,106
0% 8/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,800	1,171
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,426
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,585	1,538
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,697
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,417
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 2,500	$ 581
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	616
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,694
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,485	561
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,285
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,146
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,225
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,365
12% 8/1/17 (FSA Insured)	1,000	1,630
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24 (b)	2,000	2,016
Series 2009 E, 0%, tender 2/7/13 (b)(c)	2,800	2,944
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,397
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,001
5% 9/1/17 (AMBAC Insured)	2,735	2,702
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,425	1,413
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,659
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,216
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,100	6,626
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,058
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,142
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.): - continued
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,000	$ 2,980
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,193
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,255	3,130
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,132
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,689
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,151
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,945
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,864
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,105
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,985
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,053
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12 (b)	1,585	1,583
4% 9/1/13 (b)	1,855	1,884
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,163
0% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	543
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,405	1,406
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,101
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	5,245	5,232
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	42
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2000 K:
5.75% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	$ 4,000	$ 4,023
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	30	31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,405	3,272
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,800	2,983
5% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	5,850	5,793
5% 11/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,355	3,190
5% 11/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,740	2,571
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	10,910	10,920
5% 11/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,885	2,799
5% 11/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,185	2,077
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	2,975
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,840
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,276
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	2,978
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,778
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500	3,049
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,825	2,898
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 15,500	$ 16,361
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,950	1,973
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,885
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,960
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,553
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,370	590
0% 8/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,725	1,087
0% 8/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,365	506
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,745	747
0% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,940	720
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,056
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,735	5,385
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,590
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,825	6,231
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,696
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,775
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,768
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,424
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,180
5% 11/15/17 (AMBAC Insured)	2,000	2,150
5% 11/15/18 (AMBAC Insured)	2,000	2,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	$ 4,090	$ 4,159
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,818
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,229
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,079
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	2,973
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,759
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,401
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,622
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	4,815	4,866
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,001
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,485
Second Series 32F, 5.25% 5/1/19	2,500	2,673
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,372
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,019
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,810	6,502
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,475	1,444
Series A:
0% 8/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	5	5
0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,085	1,061
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,133
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,720	3,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,645	$ 3,556
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,769
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	11,000	2,930
5.5% 1/15/28	1,060	779
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,240	2,193
0% 1/15/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,000	6,019
0% 1/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	3,428
0% 1/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,765	1,700
0% 1/15/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	837
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,041
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,868
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,235
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,993
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,815
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,012
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,013
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,665
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	2,052
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,008
0% 9/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,490	645
0% 9/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	607
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	2,954
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,726
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,865	$ 2,065
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,333
0% 9/1/22 (AMBAC Insured)	2,900	1,471
0% 9/1/25 (AMBAC Insured)	6,800	2,764
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,015	4,713
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	396
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,340	1,051
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	4,068
Series 2007, 5.25% 7/1/37	2,500	2,013
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,484
6.75% 7/1/11	6,500	7,090
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,495	943
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,750	2,504
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,330
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,256
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,947
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,235
6% 6/1/22	1,100	1,117
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,292
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,334
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,040	2,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000	$ 687
0% 9/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,995	1,700
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,004
Series 2007 D, 5% 5/15/25	4,250	4,388
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	793
5.5% 5/15/24 (AMBAC Insured)	370	371
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,562
Series 2008 L, 5% 5/15/40	3,000	2,922
Series 2009 O, 5.75% 5/15/34	9,900	10,532
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,205	2,998
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,970
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,733
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,158
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,597
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,108
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,375	1,953
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,120	2,113
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,875	868
0% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,715	765
0% 8/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,315	343
5.25% 8/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,082
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,329
5% 7/1/25	1,665	1,477
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	$ 4,300	$ 4,353
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,090	1,131
		1,521,804
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	812
5.375% 10/1/14	1,000	1,018
5.875% 10/1/18	1,565	1,634
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	1,100	1,100
		4,564
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.555% 7/1/21 (FGIC Insured) (c)	4,600	2,852
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,058
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,333
		11,243
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	520	519
5.25% 10/1/15	1,255	1,261
		1,780
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,573,284)	1,539,391
NET OTHER ASSETS - 0.8%	12,633
NET ASSETS - 100%	$ 1,552,024
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,562,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,539,391	$ -	$ 1,539,391	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,571,912,000. Net unrealized depreciation aggregated $32,521,000, of which $34,498,000 related to appreciated investment securities and $67,019,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2009

1.819030.104

ASCM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
California - 98.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 329
4.625% 8/1/17	405	344
5% 8/1/18	530	455
5% 8/1/19	555	468
5% 8/1/20	585	485
5% 8/1/23	1,940	1,515
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,720	711
0% 8/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,760	906
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,575	7,691
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,732
5% 12/1/20 (AMBAC Insured)	2,810	2,851
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,310	1,595
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,884
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,637
5.5% 4/1/26 (FSA Insured)	1,000	1,017
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,093
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	747
0% 9/1/22 (FSA Insured)	5,150	2,440
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,033
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,110
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,210
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,318
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	4,940
5% 8/1/17 (FGIC Insured)	5,030	4,970
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	$ 1,840	$ 1,924
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,129
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,302
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,411
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,241
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,865	3,300
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,085	1,151
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,099
0% 8/1/12 (AMBAC Insured)	2,800	2,552
0% 8/1/17 (AMBAC Insured)	1,000	710
0% 8/1/18 (AMBAC Insured)	2,000	1,330
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	863
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,052
5.5% 5/1/14 (AMBAC Insured)	8,135	8,836
5.5% 5/1/15	8,400	9,063
6% 5/1/13	2,320	2,568
6% 5/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	2,200
California Econ. Recovery:
Series 2008 B, 4%, tender 3/1/10 (c)	4,000	4,072
Series 2008 B4, 5%, tender 7/1/10 (c)	4,700	4,860
Series 2008 B7, 5%, tender 7/1/11 (c)	3,100	3,266
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,010
6% 3/1/38	1,000	1,007
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,423
5% 2/1/17	1,000	872
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,280	1,696
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	619
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,560
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 1, 5% 9/1/17	$ 900	$ 940
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,125
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	153
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,749
4.5% 10/1/36	3,185	2,549
5% 3/1/15	2,230	2,375
5% 3/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500	2,607
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,800
5% 2/1/23	1,095	1,087
5% 2/1/26	1,500	1,455
5% 3/1/26	2,800	2,716
5% 6/1/26	2,600	2,522
5% 6/1/27 (AMBAC Insured)	2,800	2,691
5% 6/1/29	5,005	4,684
5% 2/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,800	2,570
5% 6/1/31	2,000	1,835
5% 12/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,850
5% 10/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	908
5% 8/1/33	3,400	3,059
5.125% 11/1/24	2,800	2,795
5.125% 2/1/26	2,800	2,755
5.25% 2/1/14	4,045	4,320
5.25% 10/1/14	140	141
5.25% 2/1/16	7,500	7,832
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,097
5.25% 2/1/20	6,805	6,947
5.25% 2/1/22	2,020	2,046
5.25% 2/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,490	5,465
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,733
5.25% 2/1/29	5,000	4,868
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	1,946
5.25% 4/1/30	35	34
5.25% 2/1/33	8,150	7,676
5.25% 12/1/33	105	99
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 3/1/38	$ 6,000	$ 5,580
5.375% 4/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,345	1,428
5.5% 5/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	100	103
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,806
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,133
6% 4/1/18	1,570	1,748
6% 4/1/38	9,500	9,783
6.5% 4/1/33	8,500	9,239
6.75% 8/1/12	1,100	1,236
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,040
Series 2008 H, 5.125% 7/1/22	3,000	2,971
Series 2008 L, 5.125% 7/1/22	3,000	2,968
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,449
(Cedars-Sinai Med. Ctr. Proj.) Series 2005:
5% 11/15/14	1,485	1,561
5% 11/15/34 (Berkshire Hathaway Assurance Corp. Insured)	5,000	5,019
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,260	1,291
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,368
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,262
(Sutter Health Proj.) Series 2008 A:
5% 8/15/14	4,205	4,529
5% 8/15/15	4,500	4,819
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,942	3,645
Series 1983 B, 0% 8/1/15	75	41
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	320	313
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	990
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (c)	8,500	8,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	$ 1,080	$ 1,071
5% 12/1/32	1,000	929
5% 12/1/42	3,000	2,718
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,039
5.25% 2/1/32 (AMBAC Insured)	6,295	6,349
Series 2005, 5% 10/1/33	7,235	7,268
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,118
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	4,335	4,373
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,250	4,714
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,029
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,021
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,254
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,715
5% 6/1/14	2,000	2,078
5.25% 6/1/24	5,400	5,242
5.25% 6/1/25	5,000	4,757
5.25% 6/1/30	4,000	3,615
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,495
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,867
Series 2006 G:
5% 11/1/20	1,825	1,843
5% 11/1/21	2,020	2,030
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,664
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	$ 2,485	$ 2,595
5.5% 6/1/15	1,000	1,052
5.5% 6/1/17	9,980	10,341
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,546
5% 11/1/16 (FGIC Insured)	2,000	2,040
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,139
5.5% 6/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,069
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C:
5.5% 6/1/13	4,200	4,462
5.5% 6/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,775	4,922
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,384
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,414
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,436
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,742
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,742
5.125% 6/1/29	5,000	4,467
5.5% 6/1/19	2,000	2,037
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,083
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,221
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,016
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,677
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,523
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,165	5,179
5.25% 11/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500	3,621
Series 2006 E:
5% 10/1/23	2,410	2,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2006 E:
5.25% 10/1/21	$ 2,900	$ 3,058
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	1,310	1,340
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,386
5.5% 11/1/16 (AMBAC Insured)	1,500	1,635
Series 2009 A:
5.75% 11/1/25	3,675	4,020
5.75% 11/1/28	6,525	7,004
6% 11/1/40	7,240	7,649
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	7,895
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,404
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,586
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,861
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	897
Series 2005 G, 5.25% 7/1/13	1,475	1,456
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	130
5% 8/15/19	50	50
5.75% 8/15/38	3,000	2,838
6.25% 8/15/33	2,500	2,535
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	6,000	6,030
(Kaiser Permanente Health Sys. Proj.):
Series 2004 I, 3.45%, tender 5/1/11 (c)	2,750	2,735
Series 2007 A, 4.75% 4/1/33	2,000	1,697
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	8,608
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	8,550
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	5,000	4,918
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Sutter Health Systems Proj.):
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 4,125	$ 3,639
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,430	1,624
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.) Series 1999 A:
6% 7/1/09 (Escrowed to Maturity) (e)	155	156
6% 7/1/09 (Escrowed to Maturity) (e)	505	507
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,862
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15 (b)	1,000	799
0% 5/1/16 (b)	1,365	1,030
0% 5/1/17 (b)	1,155	820
0% 5/1/18 (b)	1,335	884
0% 5/1/19 (b)	1,000	615
0% 5/1/34 (a)(b)	5,300	2,876
0% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,700	1,333
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,672
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,042
5% 11/1/25 (AMBAC Insured)	3,820	3,977
5% 11/1/33 (AMBAC Insured)	5,000	4,937
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,295	3,089
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,232
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,545	1,723
5.5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,685	3,019
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) Series 1992, 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,627
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,545
5% 8/1/25 (FSA Insured)	1,435	1,468
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District Series A: - continued
5% 8/1/26 (FSA Insured)	$ 2,000	$ 2,043
5% 8/1/27 (FSA Insured)	1,785	1,800
5% 8/1/31 (FSA Insured)	5,000	4,863
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,600	5,410
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,296
0% 9/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,010	1,132
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,890	2,699
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	611
5% 9/1/12 (AMBAC Insured)	625	647
5% 9/1/13 (AMBAC Insured)	655	670
5% 9/1/14 (AMBAC Insured)	690	703
5% 9/1/15 (AMBAC Insured)	725	733
5% 9/1/18 (AMBAC Insured)	835	799
5% 9/1/20 (AMBAC Insured)	925	865
5% 9/1/22 (AMBAC Insured)	1,020	931
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,106
6% 3/1/20 (FSA Insured)	1,000	1,104
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,814
5% 4/1/12	4,210	4,255
5% 4/1/13	1,830	1,845
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,412
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,051
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,317
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,499
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	722
0% 10/1/25 (AMBAC Insured)	1,665	663
Encinitas Union School District Series 1996:
0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000	$ 553
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,772
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,059
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,065
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,315	734
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,430	1,961
0% 8/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,365	3,434
0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,425	3,859
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	2,320
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	24,070	16,871
Series 1999:
0% 1/15/27 (a)	4,000	3,038
0% 1/15/27 (Nat'l. Pub. Fin. Guar Corp. Insured) (a)	4,500	3,417
0% 1/15/29 (a)	4,000	2,951
5% 1/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,860	5,375
5.75% 1/15/40	8,155	6,255
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	739
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,250	1,285
5.75% 7/1/30 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,021
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,619
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,031
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	13,425	11,124
5% 6/1/45	2,775	2,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
4.5% 6/1/27	$ 2,855	$ 2,465
5% 6/1/11	1,470	1,478
5% 6/1/12	1,400	1,403
5% 6/1/13	1,000	994
5% 6/1/14	2,000	1,950
5% 6/1/15	1,000	955
5% 6/1/33	3,000	2,079
5.75% 6/1/47	5,000	3,323
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,750	1,846
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,468
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Fin Guar Corp. Insured)	555	592
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	2,863
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,609
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,399
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,790
Long Beach Hbr. Rev.:
Series 1998 A:
6% 5/15/10 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,032
6% 5/15/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,500	3,710
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	6,505	6,274
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,000	2,041
5% 5/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,014
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series 2005 A:
5% 5/15/22 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	$ 2,735	$ 2,584
Long Beach Unified School District Series A, 5.75% 8/1/33	2,800	2,954
Los Angeles Cmnty. College District:
Series 2007 A:
5% 8/1/19 (FGIC Insured)	1,680	1,817
5% 8/1/20 (FGIC Insured)	2,415	2,583
5% 8/1/32	10,000	9,945
Series 2008 A, 6% 8/1/33	10,000	10,747
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,779
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,101
(Disney Parking Proj.):
0% 3/1/10	2,000	1,969
0% 3/1/11	1,950	1,861
0% 3/1/12	2,180	1,990
0% 3/1/13	6,490	5,660
0% 9/1/14 (AMBAC Insured)	3,860	3,182
0% 3/1/18	3,000	1,960
0% 3/1/19	3,200	1,955
0% 3/1/20	1,000	570
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,159
5.375% 9/1/17 (FSA Insured)	1,095	1,196
5.375% 9/1/18 (FSA Insured)	1,155	1,252
5.375% 9/1/19 (FSA Insured)	1,210	1,307
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,730
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,122
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	1,000	1,041
5% 5/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,990	4,053
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	$ 1,410	$ 1,416
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	14,779
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,483
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	6,265	6,457
7.6% 10/1/18 (Escrowed to Maturity) (e)	11,505	14,307
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,520
Los Angeles Unified School District Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,196
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,601
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,990	2,422
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500	3,067
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100	535
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,106
0% 8/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,800	1,171
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,426
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,585	1,538
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,697
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,417
(Rfdg. and Cap. Impts Proj.) Series 1991 A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	2,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 2,500	$ 581
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	616
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,694
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,485	561
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,285
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,146
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,225
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,365
12% 8/1/17 (FSA Insured)	1,000	1,630
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24 (b)	2,000	2,016
Series 2009 E, 0%, tender 2/7/13 (b)(c)	2,800	2,944
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,397
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,001
5% 9/1/17 (AMBAC Insured)	2,735	2,702
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	1,425	1,413
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,659
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,216
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,100	6,626
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,058
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,142
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.): - continued
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,000	$ 2,980
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,193
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,255	3,130
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,132
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,689
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,151
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	3,945
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,864
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,105
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	2,985
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,053
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12 (b)	1,585	1,583
4% 9/1/13 (b)	1,855	1,884
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,163
0% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	543
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,405	1,406
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,101
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	5,245	5,232
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	42
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2000 K:
5.75% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	$ 4,000	$ 4,023
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	30	31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,405	3,272
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,800	2,983
5% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	5,850	5,793
5% 11/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	3,355	3,190
5% 11/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,740	2,571
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	10,910	10,920
5% 11/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,885	2,799
5% 11/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured) (d)	2,185	2,077
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	2,975
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,840
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,276
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	2,978
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,778
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500	3,049
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,825	2,898
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	10	10
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 15,500	$ 16,361
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,950	1,973
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	1,885
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	1,960
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,553
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,370	590
0% 8/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,725	1,087
0% 8/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,365	506
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,745	747
0% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,940	720
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,056
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,735	5,385
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,590
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,825	6,231
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	3,400	3,696
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,775
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,768
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,043
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,424
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,180
5% 11/15/17 (AMBAC Insured)	2,000	2,150
5% 11/15/18 (AMBAC Insured)	2,000	2,127
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	$ 4,090	$ 4,159
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,818
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,229
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,079
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	2,973
San Diego Unified School District (Election of 1998 Proj.) Series 2002 D:
5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,759
5.25% 7/1/20 (Pre-Refunded to 7/1/12 @ 101) (e)	4,000	4,401
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,622
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	4,815	4,866
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,001
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,485
Second Series 32F, 5.25% 5/1/19	2,500	2,673
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,372
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,019
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,810	6,502
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,475	1,444
Series A:
0% 8/1/09 (Nat'l. Pub. Fin. Guar Corp. Insured)	5	5
0% 8/1/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,085	1,061
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,133
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,720	3,675
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,645	$ 3,556
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,769
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	11,000	2,930
5.5% 1/15/28	1,060	779
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,240	2,193
0% 1/15/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	7,000	6,019
0% 1/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	3,428
0% 1/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,765	1,700
0% 1/15/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	837
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,041
Series 2007 A:
5% 3/1/24 (AMBAC Insured) (d)	9,690	8,868
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,235
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,993
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,815
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,012
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,013
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,665
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	2,052
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000	1,008
0% 9/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,490	645
0% 9/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	607
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	2,954
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,726
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	7,641
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,865	$ 2,065
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,333
0% 9/1/22 (AMBAC Insured)	2,900	1,471
0% 9/1/25 (AMBAC Insured)	6,800	2,764
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,015	4,713
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	396
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,340	1,051
Sierra View Local Health Care District Rev.:
Series 1998, 5.4% 7/1/22	4,315	4,068
Series 2007, 5.25% 7/1/37	2,500	2,013
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,484
6.75% 7/1/11	6,500	7,090
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,495	943
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,750	2,504
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,330
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	1,320	1,256
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,947
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,235
6% 6/1/22	1,100	1,117
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,292
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,334
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,040	2,521
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,000	$ 687
0% 9/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,995	1,700
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,004
Series 2007 D, 5% 5/15/25	4,250	4,388
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	793
5.5% 5/15/24 (AMBAC Insured)	370	371
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,562
Series 2008 L, 5% 5/15/40	3,000	2,922
Series 2009 O, 5.75% 5/15/34	9,900	10,532
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,205	2,998
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,970
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,733
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,158
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,597
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,108
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,375	1,953
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,120	2,113
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,875	868
0% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,715	765
0% 8/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,315	343
5.25% 8/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,082
Washington Township Health Care District Rev. Series A:
5% 7/1/23	1,460	1,329
5% 7/1/25	1,665	1,477
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (c)	$ 4,300	$ 4,353
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,090	1,131
		1,521,804
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	805	812
5.375% 10/1/14	1,000	1,018
5.875% 10/1/18	1,565	1,634
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 5% 7/1/09	1,100	1,100
		4,564
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 4.555% 7/1/21 (FGIC Insured) (c)	4,600	2,852
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,058
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,333
		11,243
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	520	519
5.25% 10/1/15	1,255	1,261
		1,780
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,573,284)	1,539,391
NET OTHER ASSETS - 0.8%	12,633
NET ASSETS - 100%	$ 1,552,024
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,562,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,539,391	$ -	$ 1,539,391	$ -
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,571,912,000. Net unrealized depreciation aggregated $32,521,000, of which $34,498,000 related to appreciated investment securities and $67,019,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009